INCOME TAX EXPENSE (RECOVERY) - Components of the current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (recovery)
Current period	$ 63.2	$ 223.9
Adjustment for prior period	(10.0)	(24.6)
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(83.0)	(143.6)
Impact of changes in tax rate	(0.1)
Change in unrecognized deductible temporary differences	7.5	(6.7)
Recognition of previously unrecognized tax losses	(0.8)	0.6
Total tax expense (recovery)	$ (23.2)	$ 49.6